EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 18:-	EQUITY

a.	Composition of share capital:

	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	7,569,526	Unlimited	6,811,620

Common Shares confer upon their holders the right to participate in the general meeting where each Ordinary share has one voting right in all matters, receive dividends if and when declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

On November 14, 2022, the Company's shareholders general meeting resolved to consolidated all of its issued and outstanding Ordinary shares on a ten (10) to one (1) basis (the “Share Consolidation”). All share and per share amounts in these consolidated financial statements, give effect to the Share Consolidation for all periods presented.

b.	Capital issuances:

On May 10, 2021, the Company completed an overnight marketed offering (the “Offering”) of 608,696 Common Shares (each an “Offered Share”) at a price of US$57.5 per Offered Share for aggregate gross proceeds of approximately US$35 million ($42,502). The Company also issued 304,348 Common Share purchase warrants (each an “2021 Warrant”) to the purchasers of Offered Shares, for no additional consideration, that entitle the holders to purchase 304,348 Common Shares of the Company at an exercise price of US$7.2 per Common Share for a term of 5 years from the closing date.

As the exercise price of the 2021 Warrants is denominated in US dollars, which is not the functional currency of the Company, the 2021 Warrants are accounted for as a derivative liability, which is measured at fair value. Gross proceeds in the amount of $30,670 were recorded as Share capital and premium, and $11,832 were recorded as a Warrant liability, based on a valuation using the Black & Scholes option pricing model. The transaction costs incurred as a result of the Common Shares issuance amounted to approximately $3,800, of which approximately $1,296 (attributed to the issuance of the Warrants classified as liabilities) were recorded as an expense in the Company's consolidated statements of profit or loss and approximately $2,539 (attributed to the issuance of share capital) as a deduction from Share capital and premium.

Pursuant to the terms of the Offering, the placement agents held an over-allotment option to purchase up to an additional 91,304 Offered Shares and 45,652 2021 Warrants on the same terms and conditions for a period of 30 days following the closing date. The over- allotment option was not exercised by the placement agents and expired as of June 30, 2021. The Company recorded expenses in the amount of approximately $800 under share-based compensation expenses with respect to the Offering.

The Offering was conducted pursuant to the Company's effective shelf registration statement on Form F-10 filed with the U.S. Securities and Exchange Commission and a corresponding Canadian shelf prospectus filed with the Securities Regulatory Authority in each of the provinces and territories of Canada and a final prospectus supplement which was filed with the SEC on May 5, 2021.

On March 14, 2022, the Pharm Yarok Transaction closed upon receipt of all requisite approvals, including the IMCA approval. In connection with closing of the Pharm Yarok Transaction, the Company completed a non-brokered private placement with former shareholders of Pharm Yarok and Rosen High Way on March 14, 2022. A total of 52,370 Common Shares were issued at a deemed price of $26.16 for aggregate proceeds of $1,370.

On March 14, 2022, the Vironna Transaction closed upon receipt of all requisite approvals, including the approval of the IMCA and NIS 3,500 (approximately $1,360) in Common Shares issued on closing. In satisfaction of the share consideration component, the Company issued 48,536 Common Shares at a deemed issue price of US$22.09 per share (approximately $28.09).

On March 28, 2022, the Oranim Transaction closed upon receipt of all requisite approvals, including the approval of the MOH and NIS 1,536 (approximately $600) in Common Shares issued on closing. In satisfaction of the share consideration component, the Company issued 25,100 Common Shares at a deemed issue price of US$19.74 per share (approximately $25.1).

On August 19, 2022, the Company announced a private placement for aggregate gross proceeds of up to $6,500 (US$5 million) (the “Private Placement”). As of December 31, 2022, the Company issued 599,999 Common Shares for a total amount of $3,756 (US$3 million) including investments by the Company’s management and executives. Issuance costs of this transaction amounted to $178.

c.	Changes in issued and outstanding share capital:

Number of shares

Balance as of January 1, 2021	3,976,576

Common Shares issued as a result of Warrants and Compensation options exercised	63,378
Common Shares issued as a result of options exercises	51,735
Purchase of treasury common shares	(10,165)
Common Shares issued related secondary transaction and business combinations	2,730,096

Balance as of December 31, 2021	6,811,620

Common Shares issued as a result of options exercises	21,736
Common shares issued in settlement of purchase consideration of business combination	126,006
Issuance of treasury common shares	10,165
Issuance of Common Shares	599,999

Balance as of December 31, 2022	7,569,526

d.	Share option plan:

Awards granted under the company’s current plan which was approved by the board of directors on December 19, 2018 (“2018 Plan”) are subject to vesting schedules and unless determined otherwise by the administrator of the 2018 Plan, generally vest following a period of three years from the applicable vesting commencement date, such that 33.3% of the awards vest on the first anniversary of the applicable vesting commencement date and 66.7% of the awards vest in eight equal installments upon the lapse of each three-month period thereafter. Subject to the discretion of the 2018 Plan administrator, if an award has not been exercised within seven years after the date of the grant, the award expires. As of December 31, 2022, 299,650 Ordinary shares are available for future grants under the 2018 Plan.

Year ended December 31,
	2022	2021

Exercise price (in CAD)	$2.3-$27.3	$45-$101.2
Dividend yield (%)	-	-
Expected life of share options (Years)	4-5	3-4
Volatility (%)	77.04-107.03	80.61-83.68
Annual risk-free rate (%)	1.43-3.85	0.52-0.77
Share price (in CAD)	$2.3-$27.3	$45-$345.5

The weighted average fair value of each option on the grant date, for the years ended December 31, 2022 and 2021, amounted to $31.9 and $41.6, respectively.

The following table lists the number of share options and the weighted average exercise prices of share options in the 2018 Plan:

	Year ended December 31, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	544,325	39.1

Options granted during the year	32,503	10.85
Options exercised during the year	(22,705)	16
Options forfeited during the year	(34,953)	49.9

Options outstanding at the end of year	519,170	$37.6

Options exercisable at the end of year	360,769	$36.95

* Includes 1,873 Options exercised under cashless mechanism to 904 Common shares.

	Year ended December 31, 2021
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	315,487	22

Options granted during the year	296,427	62
Options exercised during the year	(51,735)	24.3
Options forfeited during the year	(15,854)	40.8

Options outstanding at the end of year	544,325	$39.1

Options exercisable at the end of year	188,848	$20

The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 and 2021 was 4.32 and 5.37 years respectively.

The share-based payment expenses for the years ended December 31, 2022 and 2021, amounted to $2,637 and $5,422, respectively.

The following table lists the number of restricted share units (“RSUs”) as of December 31, 2022:

Number of RSU

Outstanding at the beginning of the year	55,000

Granted during the year	-

Outstanding at the end of the year	55,000

Exercisable at the end of year	41,243

e.	Other convertible securities:

As of December 31, 2022, there are 18,261 compensation warrants. Each Compensation Warrant is exercisable for one Common Share at an exercise price of US$ 66.1 (approximately $84.2). These Warrants are exercisable until, November 5, 2024.